Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 30, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following table provides pro forma results of operations for the fiscal year ended December 30, 2012 and January 1, 2012, as if Synthes, Inc. had been acquired as of January 3, 2011. The pro forma results include the effect of divestitures and certain purchase accounting adjustments such as the estimated changes in depreciation and amortization expense on the acquired tangible and intangible assets. However, pro forma results do not include any anticipated cost savings or other effects of the integration of Synthes, Inc. Accordingly, such amounts are not necessarily indicative of the results if the acquisition had occurred on the dates indicated or which may occur in the future.

	Unaudited Pro forma consolidated results
(Dollars in Millions Except Per Share Amounts)	2012	2011

Net Sales	$68,894	68,741
Net Earnings attributable to Johnson & Johnson	$11,564	9,427
Diluted Net Earnings per share attributable to Johnson & Johnson	$4.11	3.40

Business Acquisition, Schedule of Consideration Transferred [Table Text Block]
The following table summarizes the consideration transferred to acquire Synthes, Inc. valued on the acquisition date of June 14, 2012:

(Dollars in Millions)
Cash (multiply 55.65CHF by shares of Synthes common stock outstanding by the exchange rate)(A)	$6,902
Common Stock (multiply 1.717 by shares of Synthes common stock outstanding by J&J stock price)(B)	$13,335
Total fair value of consideration transferred	$20,237

(A) Synthes common stock outstanding of 118.7 million shares as of the acquisition date and CHF/USD exchange rate of .95674

(B) Johnson & Johnson closing stock price on the New York Stock Exchange as of acquisition date of $65.45 per share.

Schedule of Purchase Price Allocation [Table Text Block]
The following table presents the amounts recognized for assets acquired and liabilities assumed as of the acquisition date, as well as the adjustments made up to December 30, 2012:

(Dollars in Millions)	June 14, 2012	December 30, 2012
Cash & Cash equivalents	$2,749	2,749
Inventory	889	1,194
Accounts Receivable, net	738	738
Other current assets	249	238
Property, plant and equipment	1,253	1,253
Goodwill	5,371	6,011
Intangible assets	12,929	12,861
Other non-current assets	46	46
Total Assets Acquired	24,224	25,090

Current liabilities	825	1,053
Deferred Taxes	2,731	3,471
Other non-current liabilities	431	329
Total Liabilities Assumed	3,987	4,853

Net Assets Acquired	$20,237	20,237

Schedule Of Intangible Assets Acquired [Table Text Block]
The purchase price allocation to the identifiable intangible assets included in the June 14, 2012 and December 30, 2012 balance sheets were as follows:

(Dollars in Millions)	June 14, 2012	December 30, 2012
Intangible assets with definite lives:
Customer relationships	$9,950	9,870
Patents and technology	1,495	1,508
Total amortizable intangibles	11,445	11,378

Trademark and Trade name	1,420	1,420
In-process research and development	64	63
Total intangible assets	$12,929	12,861